RELATED PARTY TRANSACTIONS (Details) - USD ($)		Feb. 28, 2018	Feb. 28, 2017
Amounts due from related parties-current	[1]	$ 3,228,839	$ 3,424,285
Amounts due to related parties-current	[2]	8,745,624	3,042,785
Amounts due to related parties-non-current	[2]	$ 270,657	$ 2,840,000

[1]	The amounts due from related parties represent loans, prepayments to certain investees and advance received by an investee on behalf of the Group.
[2]	The amounts due to related parties are in connection with investment payable and advanced service fees from related parties.